CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows used in operating activities
Loss for the year from continuing activities	$ (10,043,000)	$ (2,711,000)	$ (1,376,000)
Adjustments for:
Share-based payment expense	2,097,000	162,000	111,000
Expenses settled in shares	324,000	63,000	142,000
Foreign exchange differences	735,000	444,000	(3,000)
Net cash outflows used in operating activities before changes in working capital	(6,887,000)	(2,042,000)	(1,126,000)
Changes in working capital:
(Increase)/decrease in trade and other receivables	(985,000)	40,000	53,000
Increase in trade and other payables	1,895,000	880,000	415,000
Net cash outflows used in operating activities	(5,977,000)	(1,122,000)	(658,000)
Cash flows from investing activities
Purchase of intangibles	(28,220,000)	(8,038,000)	(1,496,000)
Award received in relation to intangibles	2,152,913
Purchase of property, plant and equipment	(45,000)
Purchase of other non-current assets	(358,000)
Net cash outflows from investing activities	(26,470,000)	(8,038,000)	(1,496,000)
Cash flows from financing activities
Proceeds from issue of share capital, net of share issue costs	83,674,000	7,968,000	3,819,000
Net cash inflows generated from financing activities	83,674,000	7,968,000	3,819,000
Increase/(decrease) in cash and cash equivalents	51,227,000	(1,192,000)	1,665,000
Cash and cash equivalents at beginning of year	1,873,000	3,033,000	1,371,000
Effect of foreign currency exchange rates	(641,000)	32,000	(3,000)
Cash and cash equivalents at end of year	$ 52,459,000	$ 1,873,000	$ 3,033,000